Impairment of Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Impairment of Non-Financial Assets [Abstract]
Schedule of Impairment of Non-Financial Assets

As of December 31, 2024, 2023 and 2022, the composition of the item for impairment of non-financial assets is composed as follows:

	2024	2023	2022
	MCh$	MCh$	MCh$

Impairment of intangible assets	—	25	122
Impairment of property and equipment	1,121	1,754	9
Impairment of assets from income from ordinary activities from contracts with customers	1,730	(17)	(54)
Total	2,851	1,762	77